EQUITY (Details 1) (USD $)	1 Months Ended					12 Months Ended
	Sep. 12, 2013	Jul. 08, 2013	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum exercise price	$ 3.38	$ 3.38	$ 4.80	$ 7.00	$ 7.00
Options outstanding						348,034	306,984	271,984	321,016
Options outstanding, weighted average remaining contractual life						3 years 11 months 26 days
Options outstanding, weighted average exercise price						$ 3.05	$ 3.4	$ 6.81	$ 6.28
Options exercisable						175,240	4,188	158,824
Options exercisable, weighted average exercise price						$ 3.41	$ 5.11	$ 6.81
3.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum exercise price						$ 3.38
Options outstanding						300,234
Options outstanding, weighted average remaining contractual life						3 years 7 months 24 days
Options outstanding, weighted average exercise price						$ 3.38
Options exercisable						173,740
Options exercisable, weighted average exercise price						$ 3.38
0.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum exercise price						$ 0.75
Options outstanding						46,300
Options outstanding, weighted average remaining contractual life						6 years 3 months 7 days
Options outstanding, weighted average exercise price						$ 0.75
Options exercisable						0
Options exercisable, weighted average exercise price						$ 0
7.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum exercise price						$ 7.00
Options outstanding						1,500
Options outstanding, weighted average remaining contractual life						9 months 11 days
Options outstanding, weighted average exercise price						$ 7.00
Options exercisable						1,500
Options exercisable, weighted average exercise price						$ 7.00